DISCONTINUED OPERATIONS - Additional information (Details) - USD ($)		6 Months Ended
	Jun. 21, 2023	Jun. 30, 2023
DISCONTINUED OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Loss on disposition of business	(1,523,940)	$ (1,523,940)
H&J Settlement Agreement | D.Jones (H&J Seller)
DISCONTINUED OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Percentage of membership interest transferred	100.00%
Issuance of common stock pursuant to disposition (in shares)	78,103	78,103
Disposal group, Disposed by sale
DISCONTINUED OPERATIONS
Loss on disposition of business	$ 1,523,940
Harper & Jones, LLC | H&J Settlement Agreement | D.Jones (H&J Seller)
DISCONTINUED OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares)	78,103
Harper & Jones, LLC | Disposal group, Disposed by sale | H&J Settlement Agreement | D.Jones (H&J Seller)
DISCONTINUED OPERATIONS
Aggregate cash payment agreed to pay	$ 229,000
Percentage of membership interest transferred	100.00%
Issuance of common stock pursuant to disposition (in shares)	78,103
Payments made		$ 150,000
Remaining consideration payable		$ 79,000